Benefit Plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 17, 2009
Defined Benefit Plan Disclosure [Line Items]
Company contributions		$ 0	$ 0
Accumulated benefit obligation for the pension plan		$ 86,100,000	$ 92,000,000
Common share purchased under pension plan, shares					115,800
Common share purchased under pension plan, value					$ 7,000,000
Common share purchased under pension plan, value per share					$ 60.45
Fair value, pension plan common shares held, shares		115,800	115,800
Fair value of common shares held by pension plan		$ 10,500,000	$ 10,200,000
Fair value of common shares held by pension plan, per share		$ 90.48	$ 88.48
Estimated net actuarial (loss) expected to be recognized in the next fiscal year		$ (637,000)	$ 0	$ (2,703,000)
Expected long-term return on plan assets		7.25%	7.25%	7.50%
Cash balance in bank		$ 700,000
Market value of pension plan assets		153,500,000	$ 160,600,000
Defined Contribution Plan, Cost Recognized		1,200,000	$ 1,100,000	$ 1,100,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year		$ 0
S&P 500 Index
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets		7.25%	7.25%
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Benefit expense		$ 1,100,000	$ 1,500,000	$ 0
Accrued benefit cost		8,000,000	7,600,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Equity investments		135,000,000	141,100,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Equity investments		18,500,000	19,500,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Equity investments		$ 0	$ 0
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial (loss) expected to be recognized in the next fiscal year	$ 773,000